Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 18 days
Options outstanding (in shares)	4,108,006	5,748,503	5,693,397
Options Exercisable (in shares)	2,787,590
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 4 months 20 days
Options outstanding (in shares)	1,657,991
Options Exercisable (in shares)	770,154
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	2 years 21 days
Options outstanding (in shares)	1,141,043
Options Exercisable (in shares)	860,912
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 9 months
Options outstanding (in shares)	1,057,712
Options Exercisable (in shares)	950,698
Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	2 years 3 months 7 days
Options outstanding (in shares)	251,260
Options Exercisable (in shares)	205,826
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 3.60
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	30.72
Bottom of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	100.80
Bottom of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	135.00
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	30.00
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	99.60
Top of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	133.80
Top of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 163.56